Consolidated Statement of Changes in Stockholders' Equity - BRL (R$) R$ in Thousands	Issued capital [member]	Other reserves [member]	Profit Reserves [Member]	Treasury shares [member]	Retained earnings [member]	Financial assets measured at fair value through other comprehensive income, category [member]	Defined Benefit Plans [Member]	Reserve of exchange differences on translation [member]	IFRS 17 [member]	Other Equity Valuation Adjustments [Member]	Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2022	R$ 55,000,000	R$ 445,778	R$ 60,442,814	R$ (1,219,316)		R$ (755,009)	R$ (2,895,520)	R$ 859,370			R$ (1,695,283)	R$ 110,182,834	R$ 497,342	R$ 110,680,176
IfrsStatementLineItems [Line Items]
Total comprehensive income					9,449,313	518,264	(601,059)		(27,931)		628,953	9,967,540	49,499	10,017,039
Net profit attributable to the Parent Company					9,449,313							9,449,313	49,499	9,498,812
Other comprehensive income						518,264	(601,059)		(27,931)		628,953	518,227		518,227
Financial assets measured at fair value through other comprehensive income (1)						518,264						518,264		518,264
Employee Benefits Plan (2)							(601,059)					(601,059)		(601,059)
Pension Contracts - IFRS 17									(27,931)			(27,931)		(27,931)
Gain and loss - Cash flow and investment hedge											628,953	628,953		628,953
Dividends and interest on capital					(6,200,000)							(6,200,000)		(6,200,000)
Share-based compensation		161,899										161,899		161,899
Treasury shares				112,533								112,533		112,533
Prescribed dividends			56,858									56,858		56,858
Unrealized profit			171,340									171,340		171,340
Other													(143,491)	(143,491)
Legal reserve			472,466		(472,466)
Dividend equalization reserve			2,776,847		(2,776,847)
Ending balance, value at Dec. 31, 2023	55,000,000	607,677	63,920,325	(1,106,783)		(236,745)	(3,496,579)	859,370	(27,931)		(1,066,330)	114,453,004	403,350	114,856,354
IfrsStatementLineItems [Line Items]
Total comprehensive income					13,365,506	(2,164,544)	(502,235)		16,640	(275,465)	186,280	10,626,182	48,257	10,674,439
Net profit attributable to the Parent Company					13,365,506							13,365,506	48,257	13,413,763
Other comprehensive income						(2,164,544)	(502,235)		16,640	(275,465)	186,280	(2,739,324)		(2,739,324)
Financial assets measured at fair value through other comprehensive income (1)						(2,164,544)						(2,164,544)		(2,164,544)
Employee Benefits Plan (2)							(502,235)					(502,235)		(502,235)
Pension Contracts - IFRS 17									16,640			16,640		16,640
Gain and loss - Cash flow and investment hedge											186,280	186,280		186,280
Other Equity Valuation Adjustments – goodwill on acquisitions of subsidiaries										(256,936)		(256,936)		(256,936)
Other Equity Valuation Adjustments – Other										(18,529)		(18,529)		(18,529)
Dividends and interest on capital					(6,000,000)							(6,000,000)		(6,000,000)
Share-based compensation		22,334										22,334		22,334
Treasury shares				222,076								222,076		222,076
Prescribed dividends			57,513									57,513		57,513
Unrealized profit			19,213		49,175							68,388		68,388
Capital increase	10,000,000		(10,000,000)
Other			42,188									42,188	(116,160)	(73,972)
Sale / Merger / Acquisition													(112,710)	(112,710)
Other			42,188									42,188	(3,450)	38,738
Legal reserve			668,275		(668,275)
Dividend equalization reserve			6,746,406		(6,746,406)
Ending balance, value at Dec. 31, 2024	65,000,000	630,011	61,453,920	(884,707)		(2,401,289)	(3,998,814)	859,370	(11,291)	(275,465)	(880,050)	119,491,685	335,447	119,827,132
IfrsStatementLineItems [Line Items]
Total comprehensive income					11,591,014	1,125,791	782,787		(1,159)		(307,938)	13,190,495	199,088	13,389,583
Net profit attributable to the Parent Company					12,766,035							12,766,035	199,088	12,965,123
Other comprehensive income					(1,175,021)	1,125,791	782,787		(1,159)		(307,938)	424,460		424,460
Financial assets measured at fair value through other comprehensive income (1)						1,125,791						1,125,791		1,125,791
Employee Benefits Plan (2)					(1,175,021)		782,787					(392,234)		(392,234)
Pension Contracts - IFRS 17									(1,159)			(1,159)		(1,159)
Gain and loss - Cash flow and investment hedge											(307,938)	(307,938)		(307,938)
Dividends and interest on capital					(7,620,000)							(7,620,000)		(7,620,000)
Share-based compensation		227										227		227
Treasury shares				165,147								165,147		165,147
Prescribed dividends			42,566									42,566		42,566
Other			(96,590)									(96,590)	845,079	748,489
Sale / Merger / Acquisition													876,233	876,233
Other			(96,590)									(96,590)	(31,154)	(127,744)
Legal reserve			638,302		(638,302)
Dividend equalization reserve			3,332,712		(3,332,712)
Ending balance, value at Dec. 31, 2025	R$ 65,000,000	R$ 630,238	R$ 65,370,910	R$ (719,560)		R$ (1,275,498)	R$ (3,216,027)	R$ 859,370	R$ (12,450)	R$ (275,465)	R$ (1,187,988)	R$ 125,173,530	R$ 1,379,614	R$ 126,553,144